Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		6 Months Ended	12 Months Ended			0 Months Ended	5 Months Ended	0 Months Ended		2 Months Ended
	May 03, 2016	May 03, 2015	Jul. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 04, 2014	May 27, 2014	Feb. 20, 2014	Mar. 21, 2013	Feb. 20, 2014
Equity Incentive Plan [Line Items]
Granted				586,009	279,333	90,667
Vested				449,842	21,333	100,000
Severance payments,common shares				168,842
Share based compensation			$ 1,808	$ 5,834	$ 1,488	$ 1,546
Total unrecognized compensation cost				858
Expected period of recognition of unrecognized compensation cost				2 months 21 days
Total fair value of shares vested during the period				$ 5,773	$ 136	$ 1,386
Grant Date Fair Value			$ 12.03				10.71		10.86	6.46	10.86
Shares cancelled	9,334	9,333		(18,667)
Equity Incentive Plan 2013
Equity Incentive Plan [Line Items]
Total shares authorized										240,000
Granted					239,333
Former Chief Executive Officer
Equity Incentive Plan [Line Items]
Granted					18,667
Severance payments,common shares							168,842
Number of shares issued in period								9,333
Directors, Officers and Employees of the Company and its subsidiaries
Equity Incentive Plan [Line Items]
Granted									394,167	239,333
Company's former Director
Equity Incentive Plan [Line Items]
Granted					12,000					12,000
Equity Incentive Plan 2014
Equity Incentive Plan [Line Items]
Total shares authorized									430,000		430,000
Granted				394,167
Two Company Directors
Equity Incentive Plan [Line Items]
Granted			15,000
Number of shares issued in period											8,000